As filed with the Securities and Exchange Commission on August 30, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21487

                         RMK Strategic Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 22.6% OF NET ASSETS
                   COLLATERIZED DEBT OBLIGATIONS - 5.8%
    11,345,270     Diversified Asset Securitization 1A A1, 7.873% 9/15/35                           11,912,533
     3,930,474     E-Trade 2004-1A COM1, 2.00% 1/10/40                                               3,910,821
     2,857,000     Preferred Term Securities XVI, 5.61% 3/23/35 (a)                                  2,857,000
     2,400,000     Restructured Asset Backed 2003-3A A3, 2.56% 1/29/22 (a)                           2,007,264
                                                                                           --------------------
                                                                                            $       20,687,618
                                                                                           --------------------
                   COMMERCIAL LOANS - 0.2%
     1,000,000     FFCA Secured Lending 1998-1 D1, 7.81% 10/18/25 (a)                                  810,104
                   EQUIPMENT LEASES - 4.0%
     7,632,151     Aerco Limited 2A A3, 3.414% 7/15/25                                               5,762,274
     5,000,000     Aviation Capital 2000-1A A1, 3.57% 11/15/25 (a)                                   3,802,950
     7,000,000     Lease Investment Flight Trust 1 A1, 3.344% 7/15/31                                4,900,000
                                                                                           --------------------
                                                                                            $       14,465,224
                                                                                           --------------------
                   FRANCHISE LOANS - 3.9%
    11,189,540     Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                                 11,447,146
                   FMAC Loan Trust 1997-C AX, 2.355% 12/15/19 interest-only strips (a)               2,676,929
                                                                                           --------------------
                                                                                            $       14,124,075
                                                                                           --------------------
                   HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 6.7%
     1,336,869     Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                                     1,296,763
     4,114,000     Ace Securities 2004-RM1 B2, 6.56% 7/25/34 (a)                                     3,743,740
     3,450,000     Ace Securities 2004-HE2 B1, 5.311% 10/25/34                                       3,346,500
     2,000,000     Ace Securities 2004-HE4 M11, 5.694% 12/25/34                                      1,871,880
     1,487,000     Ace Securities 2004-HS1 M6, 4.59% 2/25/34                                         1,486,963
     2,010,999     Amresco Residential Securities 1999-1 B, 7.02% 11/25/29                           2,026,082
     2,362,028     Asset Backed Securities 2002-HE3 M4, 6.22% 10/15/32                               2,332,503
     1,000,000     Asset Backed Securities 2005-HE1 M10, 5.85% 3/25/35                                 929,060
     2,700,000     First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)                           2,713,500
     2,750,000     First Franklin Mortgage 2004-FF5 M9, 4.47% 8/25/34                                2,557,500
     1,700,000     NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                                   1,649,000
                                                                                           --------------------
                                                                                            $       23,953,491
                                                                                           --------------------
                   MANUFACTURED HOUSING LOANS - 2.0%
     3,000,000     Green Tree Financial 1996-2 M1, 7.60% 4/15/27                                     2,605,980
     4,995,000     Green Tree Financial 1996-9 M1, 7.63% 1/15/28                                     4,425,715
                                                                                           --------------------
                                                                                            $        7,031,695
                                                                                           --------------------

                                                                                           --------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $78,890,886)                         $       81,072,207
                                                                                           --------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 54.2% OF NET ASSETS
                   CERTIFICATE-BACKED OBLIGATIONS - 0.5%
     2,000,000     MM Community Funding IX, 10.00% 5/1/33 (a)                                        1,820,000
                   COLLATERIZED DEBT OBLIGATIONS - 4.0%
     1,000,000     Halyard CBO 1A B, 4.77% 3/24/10 (a)                                                 770,000
     2,988,347     Hewett's Island 2004-1A COM, Zero Coupon Bond 12/15/16                            2,988,347
     9,000,000     MCPA2 1998-PA B2, 7.32% 6/23/10 (a)                                               7,560,000
     1,950,000     MKP 4A CS, 2.00% 7/12/40 (a)                                                      1,950,000
     1,000,000     Stanfield 2A D1, 9.241% 4/15/15 (a)                                                 982,500
                                                                                           --------------------
                                                                                            $       14,250,847
                                                                                           --------------------
                   COMMERCIAL LOANS - 11.5%
     6,000,000     CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30                                4,440,180
     1,451,859     CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27                              1,433,740
     2,648,981     Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                                  2,551,056
    12,170,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                  7,119,450
    14,392,575     Enterprise Mortgage 2000-1 A1, 7.452% 1/15/27 (a)                                 7,843,953
    18,427,575     Enterprise Mortgage 2000-1 A2, 7.45% 1/15/27 (a)                                 10,043,029
     5,000,000     FFCA Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)                                 2,700,000
     6,000,000     GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                                         2,876,340

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)
     3,000,000     Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                                  1,831,200
     1,000,000     PNC Mortgage 2000-C2 N, 6.22% 10/12/33 (a)                                          671,700
                                                                                           --------------------
                                                                                            $       41,510,648
                                                                                           --------------------
                   EQUIPMENT LEASES - 9.7%
    12,000,000     Aircraft Finance Trust 1999-1A A1, 3.57% 5/15/24                                  7,890,000
     7,000,000     Airplanes Pass Through Trust 2001-1A A9, 3.504% 3/15/19                           3,762,500
    10,321,273     DVI Receivables 2002-1 A3A, 3.56% 6/11/10                                         7,205,591
     2,000,000     Ocean Star 2004-A E, 9.75% 11/12/18 (a)                                           2,042,500
     3,076,450     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                              1,534,379
     8,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                              3,920,000
    16,719,995     Pegasus Aviation Lease 2000-1 A1, 3.939% 3/25/15 (a)                              8,443,598
                                                                                           --------------------
                                                                                            $       34,798,568
                                                                                           --------------------
                   FRANCHISE LOANS - 6.1%
     1,000,000     Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                                        847,320
     1,000,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                        606,970
     3,614,358     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                                    2,708,708
     6,743,793     FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)                                     4,619,498
     1,207,694     FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                                       1,144,290
     6,900,592     FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                                      5,140,941
     4,030,952     FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                                    2,747,477
                   FMAC Loan Trust 1998-BA AX, 1.34% 11/15/20 interest-only strips (a)                 537,660
     6,000,000     FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                                     3,503,760
                                                                                           --------------------
                                                                                            $       21,856,624
                                                                                           --------------------
                   HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 11.1%
     8,892,000     Ace Securities 2004-HE1 B, 4.60% 2/25/34                                          8,180,640
    10,855,000     Ace Securities 2004-OP1 B, 6.52% 4/25/34                                          9,986,600
     2,057,000     Ace Securities 2004-RM1 B3, 1.436% 7/25/34 (a)                                    1,789,590
     2,000,000     Ace Securities 2004-HE4 B, 6.59% 12/25/34 (a)                                     1,680,000
     1,177,332     Delta Funding Home Equity 2000-4 B, 7.15% 2/15/31                                   388,519
     2,100,000     Equifirst Mortgage 2004-2 B1, 6.42% 7/25/34 (a)                                   1,890,000
     2,732,000     Equifirst Mortgage 2004-2 B2, 4.74% 7/25/34 (a)                                   2,308,540
     1,000,000     Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                                     835,000
     1,000,000     Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                                     830,000
     2,750,000     First Franklin Mortgage 2004-FF5 B, 4.47% 8/25/34 (a)                             2,447,500
     2,500,000     First Franklin Mortgage 2004-FFH3 B1, 6.52% 10/25/34 (a)                          2,325,000
     2,000,000     Merrill Lynch Mortgage 2005-SL1 B5, 6.27% 1/25/35 (a)                             1,784,420
     1,830,000     Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34 (a)                                  1,555,500
                   Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35 interest-only strips                   3,920,000
                                                                                           --------------------
                                                                                            $       39,921,309
                                                                                           --------------------
                   MANUFACTURED HOUSING LOANS - 10.7%
     5,524,350     Bombardier Capital 1999-B M1, 8.12% 12/15/29                                        138,109
     4,693,541     Conseco Finance 2000-5 M2, 9.03% 2/1/32                                             187,742
     2,000,000     Conseco Finance 2001-1 M1, 7.535% 7/1/32                                            520,000
     3,576,357     Green Tree Financial 1996-4 M1, 7.75% 6/15/27                                     2,955,394
     1,479,336     Green Tree Financial 1996-5 B1, 8.10% 7/15/27                                       310,660
     2,500,000     Green Tree Financial 1997-3 M1, 7.53% 3/15/28                                     1,537,500
     8,000,000     Green Tree Financial 1997-8 M1, 7.02% 10/15/27                                    5,715,368
     7,000,000     Green Tree Financial 1999-4 M1, 7.60% 5/1/31                                      1,067,500
    12,000,000     Green Tree Financial 1999-5 M1, 8.05% 3/1/30                                      1,860,000
    14,545,000     Greenpoint Manufactured Housing 1999-5 M2, 9.23% 12/15/29                         7,768,121
     7,500,000     Greenpoint Manufactured Housing 2000-1 M2, 8.78% 3/20/30                            600,000
    10,000,000     Greenpoint Manufactured Housing 2000-3 IM1, 9.01% 6/20/31                         2,840,440
    10,000,000     Madison Avenue Manufactured Housing 2002-A B2, 6.34% 3/25/32                      3,325,000
     5,389,000     Merit Securities 12-1 1M2, 7.35% 7/28/33                                          3,370,927
     5,886,000     Merit Securities 13 M2, 7.88% 12/28/33                                            2,280,413
     1,500,000     Oakwood Mortgage 2002-A M1, 7.76% 3/15/32                                           331,230
    10,000,000     Oakwood Mortgage 2002-B M1, 7.62% 6/15/32                                         3,249,860
     5,000,000     UCFC Manufactured Housing 1997-2 B1, Zero Coupon Bond 2/15/18                       350,000

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)
                                                                                           --------------------
                                                                                            $       38,408,264
                                                                                           --------------------
                   RECREATIONAL EQUIPMENT - 0.6%
     2,281,888     Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18                      2,099,336

                                                                                           --------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $207,094,357)                   $      194,665,596
                                                                                           --------------------
CORPORATE BONDS - NON-INVESTMENT GRADE - 26.5% OF NET ASSETS
                   AUTOMOTIVES - 1.1%
       375,000     Ford Motor, 9.215% Bond 9/15/21                                                     353,235
       625,000     Ford Motor, 9.98% Bond 2/15/47                                                      605,746
     3,725,000     General Motors, 8.25% Bond 7/15/23                                                3,082,437
                                                                                           --------------------
                                                                                            $        4,041,418
                                                                                           --------------------
                   BASIC MATERIALS - 0.4%
     1,500,000     Edgen Acquisition, 9.875% Bond 2/1/11 (a)                                         1,455,000
                   BUSINESS SERVICES - 1.2%
       500,000     Danka Business, 10.00% Bond 4/1/08                                                  370,000
     2,000,000     MSX International, 11.375% Bond 1/15/08                                           1,280,000
     2,750,000     MSX International, 11.00% Bond 10/15/07                                           2,708,750
                                                                                           --------------------
                                                                                            $        4,358,750
                                                                                           --------------------
                   CHEMICALS - 1.0%
     3,650,000     OM Group, 9.25% Bond 12/15/11                                                     3,650,000
                   CONSTRUCTION - 0.5%
     1,050,000     Integrated Electrical Services, 9.375% Bond 2/1/09                                  784,875
     1,300,000     Integrated Electrical Services, 9.375% Bond 2/1/09                                  971,750
                                                                                           --------------------
                                                                                            $        1,756,625
                                                                                           --------------------
                   ELECTRONICS - 2.1%
     4,000,000     Knowles Electronics, 13.125% Bond 10/15/09                                        4,050,000
     4,000,000     Motors and Gears, 10.75% Bond 11/15/06                                            3,640,000
                                                                                           --------------------
                                                                                            $        7,690,000
                                                                                           --------------------
                   ENERGY - 1.7%
     2,500,000     Abraxas Petroleum, 11.03% Bond 12/1/09                                            2,425,000
       750,000     Calpine, 8.75% Bond 7/15/13 (a)                                                     555,000
       925,000     Calpine, 9.875% Bond 12/1/11 (a)                                                    721,500
     2,500,000     United Refining, 10.50% Bond 8/15/12 (a)                                          2,559,375
                                                                                           --------------------
                                                                                            $        6,260,875
                                                                                           --------------------
                   FINANCE - 1.2%
     1,600,000     Advanta Capital Trust I, 8.99% Bond 12/17/26                                      1,560,000
     1,450,000     Athena Neuro Financial, 7.25% Bond 2/21/08                                        1,348,500
     1,350,000     Labranche, 11.00% Bond 5/15/12                                                    1,458,000
                                                                                           --------------------
                                                                                            $       4,366,500
                                                                                           --------------------
                   FOOD - 1.6%
     3,975,000     Land O Lakes, 7.45% Bond 3/15/28 (a)                                              3,199,875
     1,500,000     Merisant, 9.50% Bond 7/15/13 (a)                                                  1,065,000
     1,300,000     Wornick, 10.875% Bond 7/15/11                                                     1,319,500
                                                                                           --------------------
                                                                                            $        5,584,375
                                                                                           --------------------
                   HEALTH CARE - 0.2%
       800,000     Hanger Orthopedic Group, 10.375% Bond 2/15/09                                       738,000
                   INVESTMENT COMPANIES - 0.8%
     1,800,000     Rafaella Apparel, 11.25% Bond 6/15/11 (a)                                         1,710,000
     1,000,000     Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                             1,000,000
                                                                                           --------------------
                                                                                            $        2,710,000
                                                                                           --------------------
                   MANUFACTURING - 5.2%
     4,000,000     Consolidated Container, 10.125% Bond 7/15/09                                      3,080,000
       250,000     Constar International, 11.00% Bond 12/1/12                                          202,987
     2,650,000     Dura Operating, 9.00% Bond 5/1/09                                                 1,841,750
       750,000     Elgin National, 11.00% Bond 11/1/07                                                 709,267
     2,500,000     GSI Group, 12.00% Bond 5/15/13 (a)                                                2,550,000

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)
     1,800,000     Intermet, Zero Coupon Bond 6/15/09 in default                                       778,500
     3,000,000     MMI Products, 11.25% Bond 4/15/07                                                 2,962,500
     3,450,000     US Can, 12.375% Bond 10/1/10                                                      3,217,125
     4,000,000     VITRO S.A., 11.75% Bond 1/1/13 (a)                                                3,340,000
                                                                                           --------------------
                                                                                            $       18,682,129
                                                                                           --------------------
                   PHARMACEUTICALS - 0.6%
     2,700,000     Curative Health, 10.75% Bond 5/1/11                                               2,025,000
                   RETAIL - 1.5%
     3,975,000     General Nutrition Center, 8.50% 12/1/10                                           3,180,000
       500,000     New World Restaurant, 13.00% Bond 7/1/08                                            510,000
     1,650,000     Star Gas Partner, 10.25% Bond 2/15/13                                             1,534,500
                                                                                           --------------------
                                                                                            $        5,224,500
                                                                                           --------------------
                   SPECIAL PURPOSE ENTITY - 0.4%
     2,000,000     ML CLO 97 PILG-1, 7.614% Bond 3/23/09 (a)                                         1,320,000
                   TELECOMMUNICATIONS - 5.8%
     3,480,000     BARAK I.T.C., Zero Coupon Bond 11/15/07 (d) (e)                                   2,714,400
     2,000,000     Charter, 10.00% Bond 5/15/11                                                      1,460,000
     3,374,000     Charter Communication, Zero Coupon Bond 5/15/11                                   2,235,275
     2,600,000     Eschelon Operating, 8.375% Bond 3/15/10                                           2,262,000
     3,400,000     Level 3 Financing, 10.75% Bond 10/15/11 (a)                                       2,864,500
     2,450,000     Millicom International, 10.00% Bond 12/1/13                                       2,437,750
     4,275,000     Primus Telecommunications, 8.00% Bond 1/15/14                                     2,255,063
     2,200,000     Rural Cellular, 9.75% Bond 1/15/10                                                2,046,000
     2,500,000     Time Warner, 10.125% Bond 2/1/11                                                  2,500,000
       200,000     Time Warner Telecommunications, 9.25% Bond 2/15/14                                  194,702
                                                                                           --------------------
                                                                                            $       20,969,690
                                                                                           --------------------
                   TOBACCO - 0.7%
     3,300,000     North Atlantic Trading, 9.25% Bond 3/1/12                                         2,491,500
                   TRAVEL - 0.5%
     2,000,000     Worldspan Financial, 9.024% Bond 2/15/11 (a)                                      1,820,000

                                                                                           --------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $101,821,875)                            $       95,144,362
                                                                                           --------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 6.2% OF NET ASSETS
                   COLLATERALIZED MORTGAGE OBLIGATION - 6.2%
                   Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips                  1,219,577
                   Harborview Mortgage 2004-8 X, 0.65% 11/19/34 interest-only strips                 2,401,822
     5,000,000     Long Beach Mortgage 2004-4 M10, 6.02% 10/25/34                                    5,125,000
                   Mellon Residential 2004-TBC1 X, 0.716% 2/26/34 interest-only strips
                   (a)                                                                               1,174,964
     3,125,000     Meritage Mortgage 2005-2 M11, 6.17% 11/25/35                                      2,584,469
     1,280,883     Sail Net Interst Margin Notes 2004-5A B, 6.75% 6/27/34 (a)                        1,284,085
     2,500,000     Soundview 2005-OPT1 M10, 6.11% 6/25/35                                            2,386,325
     2,785,463     Structured Asset 1999-SP1, 9.00% 5/25/29                                          2,787,399
     3,651,000     Structured Asset 2004-8 B2, 5.00% 9/25/34                                         3,249,390
                                                                                           --------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $23,513,968)                      $       22,213,031
                                                                                           --------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 5.3% OF NET ASSETS
                   COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
     3,000,000     First Franklin Mortgage 2004-FFH2 B2, 6.52% 6/25/34 (a)                           2,670,000
     1,000,000     Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                             691,880
     2,000,000     GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                        1,620,000
     2,389,391     Long Beach Mortgage 2001-4 M3, 5.77% 3/25/32                                      1,194,696
     3,000,000     Long Beach Mortgage 2004-2 B, 6.52% 6/25/34 (a)                                   2,760,000
     3,000,000     Meritage Mortgage 2004-2 B1, 6.27% 1/25/35 (a)                                    2,610,000
     2,000,000     Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                                   1,690,000
     3,000,000     Park Place Securities 2005-WHQ1 M10, 5.35% 3/25/35 (a)                            2,675,160
     2,000,000     People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                                1,652,500

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)
     2,000,000     Soundview 2005-1 B3, 6.10% 4/25/35 (a)                                            1,640,000
                                                                                           --------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $19,203,084)                  $       19,204,236
                                                                                           --------------------
GOVERNMENT AGENCY SECURITIES  - 1.8% OF NET ASSETS
                   Fannie Mae 1998-M7 N, 1.057% 5/25/36 interest-only strips                         2,302,805
                   GNMA 2003-64 XA, 1.20% 8/16/43 interest-only strips ( c )                         4,192,279
                                                                                           --------------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $13,147,961)                                             $  6,495,084
                                                                                           --------------------

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
     1,000,000     Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                      594,530
                                                                                           --------------------
TOTAL MUNICIPAL AGENCY SECURITIES (COST $625,354)                                                  $   594,530
                                                                                           --------------------

COMMON STOCKS - 14.8% OF NET ASSETS
        34,200     Activision, Inc. (d)                                                                564,642
        51,562     American Capital Strategies, Ltd.                                                 1,862,935
        53,000     Andrx Corporation (d)                                                             1,075,900
        85,800     Anthracite Capital, Inc.                                                          1,016,730
        16,600     BJ Services Company                                                                 871,168
        30,700     Cimarex Energy Co. (d)                                                            1,194,537
         6,900     Cooper Cameron Corporation (d)                                                      428,145
        21,800     Cree, Inc. (d)                                                                      555,246
        19,900     Cytec Industries Inc.                                                               792,020
        26,500     EGL, Inc. (d)                                                                       537,950
        20,300     Exar Corporation (d)                                                                302,267
        25,100     First Data Corporation                                                            1,007,263
        40,400     The Home Depot, Inc.                                                              1,571,560
        35,300     Ingram Micro Inc. (d)                                                               552,798
        33,800     Iowa Telecommunications Services, Inc.                                              633,750
        15,550     Kinder Morgan Energy Partners, L.P.                                                 791,806
        32,000     Korn/Ferry International (d)                                                        568,000
        14,000     L-3 Communications Holdings, Inc.                                                 1,072,120
        39,800     Limited Brands, Inc.                                                                852,516
        31,800     Lincoln Electric Holdings, Inc.                                                   1,054,170
        17,100     Magellan Midstream Partners, L.P.                                                   560,538
        10,100     Magyar Tavkozlesi Rt.                                                               216,140
        15,400     Marathon Oil Corporation                                                            821,898
        25,400     Masco Corporation                                                                   806,704
        48,500     Microsoft Corporation                                                             1,204,255
        24,400     Newfield Exploration Company (d)                                                    973,316
        10,300     Oceaneering International, Inc. (d)                                                 398,095
        78,500     OmniVision Technologies, Inc.                                                     1,066,815
        55,700     Regal Entertainment Group                                                         1,051,616
        25,500     Stone Energy Corporation (d)                                                      1,246,950
        59,000     Superior Energy Services, Inc. (d)                                                1,050,200
       149,547     Technology Investment Capital Corporation (d)                                     2,213,296
        24,300     Teva Pharmaceutical Industries Limited                                              756,702
        94,750     Trustreet Properties Inc.                                                         1,573,797
        19,700     Unit Corporation (d)                                                                866,997
         4,200     Universal Compression Holdings, Inc. (d)                                            152,208
        11,100     Wal-Mart Stores, Inc.                                                               535,020
        56,000     Cisco Systems, Inc. (d)                                                           1,069,040
        10,800     Devon Energy Corporation                                                            547,344
        29,900     Exxon Mobil Corporation                                                           1,718,054
        20,100     InfoSpace, Inc. (d)                                                                 661,893
        49,700     Intersil Corporation                                                                932,869
        19,900     Manpower Inc.                                                                       791,622
       157,250     MCG Capital Corporation                                                           2,685,830
        42,250     New Century Financial Corporation                                                 2,173,763

                                       RMK STRATEGIC INCOME FUND, INC.
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 2005
  Principal
   Amount/                                                                                       Market
    Shares         Description                                                                  Value (b)
        10,000     Petroleo Brasileiro S.A.                                                            521,300
        47,900     Polycom, Inc. (d)                                                                   714,189
        22,000     SanDisk Corporation (a)                                                             522,060
        19,700     Spinnaker Exploration Company (d)                                                   699,153
         7,200     3M Company                                                                          520,560
        21,800     Trex Company, Inc. (d)                                                              560,260
           900     Valero L.P.                                                                          54,171
        22,000     Frontline Ltd.                                                                      885,280
        57,510     Ship Finance International Limited                                                1,087,514
        21,400     Tsakos Energy Navigation Limited                                                    829,678
        24,800     XL Capital Ltd.                                                                   1,845,616
        41,400     Flextronics International Ltd. (d)                                                  546,894
        73,600     TOP Tankers Inc.                                                                  1,168,032
                                                                                           --------------------
TOTAL COMMON STOCKS (COST $50,816,043)                                                            $ 53,335,192
                                                                                           --------------------
PREFERRED STOCKS - 0.5% OF NET ASSETS
         1,000     Credit Genesis CLO 2005                                                           1,000,000
     1,000,000     Hewett's Island II (a)                                                              990,000
                                                                                           --------------------
TOTAL PREFERRED STOCKS (COST $1,990,252)                                                          $  1,990,000
                                                                                           --------------------
CORPORATE LOANS - 0.3% OF NET ASSETS
                   Xspedius                                                                 $        1,250,000

EURODOLLAR TIME DEPOSITS - 1.4% OF NET ASSETS
                   State Street Bank & Trust Company Eurodollar
                   time deposits dated June 30, 2005, 2.50%
                                                                                           --------------------
                   maturing at $5,090,353 on July 1, 2005.                                  $        5,090,000
                                                                                           --------------------
                                                                                           --------------------
TOTAL INVESTMENTS - 133.8% OF NET ASSETS (COST $503,443,780)                                $      481,054,238
                                                                                           --------------------
OTHER ASSETS AND LIABILITIES, NET - (33.8%) OF NET ASSETS                                         (121,619,499)
                                                                                           --------------------
NET ASSETS                                                                                  $      359,434,739
                                                                                           ====================

      (a)  Securities sold within the terms of a private placement memorandum, exempt from registration under
           Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management,
           Inc., the fund's investment adviser.

      (b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

      (c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

      (d)  These securities are non-income producing.

      (e)  These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

      (f)  Trust preferred security with no stated interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Strategic Income Fund, Inc.


By: /s/ Carter E. Anthony
    -------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Carter E. Anthony
    --------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  August 24, 2005



By: /s/ Joseph C. Weller
    --------------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  August 24, 2005